INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30,	December 31,
	2025	2024

Raw materials	$565	$650
Finished goods	7,940	7,961

	$8,505	$8,611